Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,006,140,000.00
Previously Paid Amount	0.00
Total Fee Amount	138,947.93
Total Offset Amount	138,947.93
Net Fee	$ 0.00